Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Aging of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Line Items]
Trade receivables, gross		$ 481,442,020	$ 456,552,682
Leasing Accounts Receivables, Non-current		62,602,528	117,873,340
Impairment losses of other assets	$ (378,993)	0	0	$ 0
Other receivables, Current		69,371,881	43,780,770
Trade and other receivables, Current		554,886,639	511,455,330
Trade receivables, Non-current		377,047,284	191,966,929
Trade accounts receivable and other accounts receivable		5,366,754	3,734,116
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		531,179,316	500,040,783
Leasing Accounts Receivables, Non-current		62,602,528	117,873,340
Other receivables, Current		79,890,848	53,720,399
Trade and other receivables, Current		619,626,310	566,919,977
Trade receivables, Non-current		377,160,616	191,966,929
Trade accounts receivable and other accounts receivable		5,366,754	3,734,116
Oficio Circular Official Bulletin No715 | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(49,737,296)	(43,488,101)
Trade receivables, Non-current		(113,332)
Oficio Circular Official Bulletin No715 | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(10,518,967)	(9,939,628)
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Accounts receivable for leasing, gross		8,556,146	13,158,795
Leasing Accounts Receivables, Non-current		62,602,528	117,873,340
Impairment losses of other assets		(4,483,408)	(2,036,917)
Trade and other receivables, Current		554,886,639	511,455,331
Trade receivables, Non-current		445,016,566	313,574,385
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		531,179,316	500,040,783
Trade receivables, Non-current		377,160,616	191,966,929
Oficio Circular Official Bulletin No715 | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Other receivables, Current			53,720,399
Trade and other receivables, Current		79,890,848
Trade accounts receivable and other accounts receivable		5,366,754	3,734,116
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(5,564,122)	(3,148,393)
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets			(55,690)
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Accounts receivable for leasing, gross		8,556,146	13,158,795
Impairment losses of other assets		(4,483,408)	(2,036,917)
Trade and other receivables, Current		445,627,153	445,500,893
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		377,746,656	393,746,637
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Other receivables, Current		69,371,881	43,836,461
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(291,820)	(357,214)
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		36,093,197	32,102,797
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		36,385,017	32,460,011
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(999,683)	(484,022)
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		11,407,509	7,445,293
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		12,407,192	7,929,315
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(1,089,744)	(587,103)
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		5,447,770	4,113,180
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		6,537,514	4,700,283
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(2,061,977)	(677,088)
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		4,838,764	2,320,709
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		6,900,741	2,997,797
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(2,685,492)	(845,948)
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		4,861,478	1,908,418
Oficio Circular Official Bulletin No715 | 121-150 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		7,546,970	2,754,366
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(3,242,896)	(804,567)
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		3,813,146	2,233,138
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		7,056,042	3,037,705
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(2,392,141)	(1,413,915)
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		1,477,091	1,253,184
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		3,869,232	2,667,099
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(2,225,233)	(1,114,081)
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		1,314,469	1,396,602
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		3,539,702	2,510,683
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(29,184,188)	(34,055,771)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment losses of other assets		(10,518,967)	(9,883,938)
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, Current		40,006,062	13,181,116
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		69,190,250	47,236,887
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Other receivables, Current		$ 10,518,967	$ 9,883,938